UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders

Semiannual report Delaware Limited-Term Diversified Income Fund June 30, 2012 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Limited-Term Diversified Income Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Limited-Term Diversified Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocation	3
Statement of net assets	5
Statement of operations	28
Statements of changes in net assets	30
Financial highlights	32
Notes to financial statements	42
Other Fund information	58
About the organization	60

Unless otherwise noted, views expressed herein are current as of June 30, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from January 1, 2012 to June 30, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2012 to June 30, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Limited-Term Diversified Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	1/1/12	6/30/12	Expense Ratio	1/1/12 to 6/30/12*
Actual Fund return
Class A	$1,000.00	$1,025.10	0.82%	$4.13
Class B	1,000.00	1,020.80	1.67%	8.39
Class C	1,000.00	1,020.80	1.67%	8.39
Class R	1,000.00	1,023.40	1.17%	5.89
Institutional Class	1,000.00	1,025.90	0.67%	3.37
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.79	0.82%	$4.12
Class B	1,000.00	1,016.56	1.67%	8.37
Class C	1,000.00	1,016.56	1.67%	8.37
Class R	1,000.00	1,019.05	1.17%	5.87
Institutional Class	1,000.00	1,021.53	0.67%	3.37

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Security type/sector allocation
Delaware Limited-Term Diversified Income Fund	As of June 30, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Agency Asset-Backed Securities	0.01%
Agency Collateralized Mortgage Obligations	2.19%
Agency Mortgage-Backed Securities	19.53%
Collateralized Debt Obligations	0.47%
Commercial Mortgage-Backed Securities	1.45%
Convertible Bonds	1.30%
Corporate Bonds	30.99%
Banking	7.53%
Basic Industry	2.38%
Brokerage	0.46%
Capital Goods	0.93%
Communications	3.21%
Consumer Cyclical	3.08%
Consumer Non-Cyclical	3.77%
Electric	1.13%
Energy	3.00%
Finance Companies	0.88%
Insurance	0.83%
Natural Gas	1.17%
Real Estate Investment Trust	0.30%
Technology	1.53%
Transportation	0.79%
Municipal Bonds	0.88%
Non-Agency Asset-Backed Securities	21.04%
Non-Agency Collateralized Mortgage Obligations	0.04%
Regional Bonds	3.66%
Sovereign Bonds	4.06%
U.S. Treasury Obligations	8.92%
Preferred Stock	0.30%

Security type/sector allocation

Security type/sector	Percentage of net assets
Option Purchased	0.06%
Short-Term Investments	12.51%
Total Value of Securities	107.41%
Liabilities Net of Receivables and Other Assets	(7.41%)
Total Net Assets	100.00%

Statement of net assets
Delaware Limited-Term Diversified Income Fund	June 30, 2012 (Unaudited)

		Principal amount°		Value (U.S. $)
Agency Asset-Backed Securities – 0.01%
	Fannie Mae Grantor Trust
	Series 2003-T4 2A5 5.407% 9/26/33	USD	213,201	$213,517
	Fannie Mae Whole Loan
	Series 2001-W2 AS5 6.473% 10/25/31		6,592	6,905
w	Freddie Mac Structured Pass Through Securities
	Series T-30 A5 6.642% 12/25/30		5,652	6,194
	•Series T-50 A6 3.614% 9/27/12		5,151	5,164
•	SLM Student Loan Trust
	Series 2004-4 A4 0.596% 1/25/19		9,221	9,186
Total Agency Asset-Backed Securities
	(cost $238,443)			240,966

Agency Collateralized Mortgage Obligations – 2.19%
•	E.F. Hutton Trust III
	Series 1 A 1.218% 10/25/17		16,903	16,958
	Fannie Mae Grantor Trust
	•Series 2001-T5 A2 6.991% 2/19/30		45,229	54,076
	Series 2002-T1 A2 7.00% 11/25/31		124,347	148,621
	Fannie Mae REMICs
	Series 2002-90 A1 6.50% 6/25/42		1,388	1,631
	Series 2003-32 PH 5.50% 3/25/32		30,976	32,019
	Series 2003-52 NA 4.00% 6/25/23		385,905	409,348
	Series 2003-120 BL 3.50% 12/25/18		1,335,000	1,397,230
	•Series 2004-36 FA 0.645% 5/25/34		704,623	705,816
	Series 2004-49 EB 5.00% 7/25/24		117,652	129,748
	•Series 2005-66 FD 0.545% 7/25/35		3,067,304	3,065,373
	Series 2005-110 MB 5.50% 9/25/35		44,631	49,032
	Series 2006-69 PB 6.00% 10/25/32		650,342	653,444
	•Series 2006-105 FB 0.665% 11/25/36		399,896	400,376
	Series 2010-29 PA 4.50% 10/25/38		736,678	773,424
	Series 2011-88 AB 2.50% 9/25/26		729,319	754,188
	•Series 2011-105 FP 0.645% 6/25/41		5,313,267	5,306,867
	Fannie Mae Whole Loan
	•Series 2002-W1 2A 7.059% 2/25/42		144,162	169,331
	Series 2004-W9 2A1 6.50% 2/25/44		151,009	172,834

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
	Freddie Mac REMICs
	Series 2802 NM 4.50% 9/15/29	USD	896,580	$901,868
	Series 2890 PC 5.00% 7/15/30		66,878	67,083
	Series 2901 CA 4.50% 11/15/19		591,966	626,162
	Series 2931 GC 5.00% 1/15/34		315,000	338,018
	•Series 3016 FL 0.632% 8/15/35		832,553	832,915
	Series 3027 DE 5.00% 9/15/25		130,090	142,542
	•Series 3067 FA 0.592% 11/15/35		7,487,691	7,487,565
	Series 3173 PE 6.00% 4/15/35		70,000	74,531
	•Series 3241 FM 0.622% 11/15/36		154,917	155,003
	•Series 3297 BF 0.482% 4/15/37		2,359,113	2,354,233
	•Series 3316 FB 0.542% 8/15/35		632,017	631,479
	Series 3416 GK 4.00% 7/15/22		4,098	4,222
	Series 3581 PE 4.50% 1/15/39		12,397,474	13,326,707
	Series 3737 NA 3.50% 6/15/25		575,633	600,931
	•Series 3780 LF 0.642% 3/15/29		2,026,178	2,022,647
	•Series 3800 AF 0.742% 2/15/41		6,737,337	6,751,877
	•Series 3803 TF 0.642% 11/15/28		1,905,291	1,909,023
w	Freddie Mac Structured Pass Through Securities
	Series T-42 A5 7.50% 2/25/42		57,278	69,617
	Series T-54 2A 6.50% 2/25/43		1,331	1,481
	Series T-58 2A 6.50% 9/25/43		988,435	1,150,709
	•Series T-60 1A4C 5.116% 3/25/44		845,643	861,740
	GNMA Series 2003-72 C 4.86% 2/16/30		423,841	429,335
Total Agency Collateralized Mortgage
	Obligations (cost $54,503,413)			54,980,004

Agency Mortgage-Backed Securities – 19.53%
	Fannie Mae
	4.00% 9/1/20		11,781,472	12,548,766
	6.00% 9/1/12		5,080	5,086
	6.50% 8/1/17		84,860	93,659
	9.00% 11/1/15		66,398	69,826
	10.00% 10/1/30		103,591	117,605
	10.50% 6/1/30		27,213	28,000

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
•	Fannie Mae ARM
	2.315% 12/1/33	USD	243,588	$256,924
	2.418% 8/1/34		253,718	269,803
	2.505% 11/1/35		863,633	919,128
	2.687% 6/1/34		188,406	200,585
	2.784% 4/1/36		11,155	11,939
	2.93% 4/1/36		1,038,118	1,105,623
	3.448% 1/1/41		455,257	479,925
	3.696% 11/1/39		1,124,161	1,188,991
	4.535% 11/1/39		5,320,580	5,684,586
	4.708% 3/1/38		18,944	20,125
	4.98% 9/1/38		3,221,898	3,469,814
	5.075% 8/1/35		80,799	86,592
	5.116% 11/1/35		152,527	163,067
	6.003% 6/1/36		415,692	447,172
	6.048% 7/1/36		314,024	339,343
	6.176% 4/1/36		82,866	88,579
	6.276% 7/1/36		308,505	334,110
	6.31% 8/1/36		163,797	177,393
	Fannie Mae FHAVA 30 yr
	7.50% 3/1/25		5,056	5,069
	10.00% 1/1/19		45,443	46,843
	Fannie Mae S.F. 15 yr
	3.00% 4/1/27		2,031,859	2,132,379
	4.00% 11/1/25 to 1/1/26		21,768,345	23,456,520
	4.50% 9/1/20		3,461,952	3,727,773
	5.00% 9/1/18 to 9/1/25		35,227,883	38,006,587
	5.50% 1/1/23 to 4/1/23		117,278	128,249
	6.00% 3/1/18 to 8/1/22		2,243,878	2,418,228
	7.00% 11/1/14		255	267
	8.00% 10/1/14 to 10/1/16		110,851	119,566
	Fannie Mae S.F. 15 yr TBA
	3.00% 7/1/27 to 9/1/27		80,882,000	84,617,473
	Fannie Mae S.F. 20 yr 6.50% 2/1/22		143,985	162,113
	Fannie Mae S.F. 30 yr
	3.50% 4/1/42		24,346,003	25,676,770
	5.00% 3/1/34		12,764	13,890

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Fannie Mae S.F. 30 yr (continued)
	5.50% 4/1/34 to 6/1/38	USD	16,351,449	$17,955,095
	6.00% 9/1/34 to 2/1/41		129,107,814	142,337,748
	6.50% 6/1/29 to 12/1/37		78,213	89,082
	7.00% 12/1/34 to 12/1/37		2,030,024	2,348,042
	7.50% 6/1/31 to 6/1/34		20,096	24,019
	8.00% 11/1/21 to 5/1/24		86,727	98,581
	9.00% 8/1/22		97,323	111,371
	9.25% 6/1/16 to 8/1/16		26,590	26,693
	10.00% 2/1/25		200,621	235,210
	11.00% 9/1/15 to 8/1/20		20,174	21,987
	Fannie Mae S.F. 30 yr TBA
	3.50% 8/1/42		27,119,000	28,428,341
	5.50% 8/1/42 to 9/1/42		6,100,000	6,650,721
	Freddie Mac
	6.00% 1/1/17		39,671	40,493
	6.50% 6/17/14 to 3/1/16		411,079	436,013
•	Freddie Mac ARM
	2.35% 4/1/33		128,152	129,784
	2.375% 2/1/35		191,744	203,526
	2.50% 2/1/37		11,132	11,931
	2.511% 7/1/36		113,983	121,375
	2.56% 4/1/34		43,855	46,814
	5.041% 8/1/38		90,829	98,137
	5.068% 7/1/38		4,197,013	4,517,571
	5.664% 6/1/37		1,232,876	1,333,461
	5.814% 10/1/36		21,635	23,145
	6.155% 10/1/37		1,419,028	1,545,844
	Freddie Mac S.F. 15 yr
	5.00% 6/1/18 to 12/1/22		401,667	431,359
	5.50% 7/1/24		5,714,220	6,254,985
	8.00% 7/1/16		35,300	37,956
	Freddie Mac S.F. 30 yr
	5.50% 7/1/38 to 7/1/40		5,648,174	6,155,589
	6.00% 2/1/36 to 5/1/40		50,699,583	55,925,295
	7.00% 11/1/33		1,086	1,285
	8.00% 5/1/31		154,655	189,120
	9.00% 9/1/30		97,183	107,516
	11.00% 11/1/19 to 5/1/20		26,898	27,573
	11.50% 6/1/15 to 3/1/16		50,963	56,164

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	GNMA I GPM 30 yr 12.25% 1/15/14	USD	2,501	$2,516
	GNMA I S.F. 15 yr 6.00% 1/15/22		3,894,346	4,267,294
	GNMA I S.F. 30 yr
	7.50% 12/15/23 to 1/15/32		189,211	221,534
	8.00% 6/15/30		8,021	8,396
	9.00% 5/15/16 to 2/15/17		17,547	18,264
	9.50% 12/15/16 to 8/15/17		4,308	4,731
	11.00% 7/15/13 to 8/15/19		64,086	66,460
	GNMA II GPM 9.75% 12/20/16 to 9/20/17		11,977	12,118
	GNMA II S.F. 30 yr
	9.50% 11/20/20 to 11/20/21		81,445	98,896
	10.50% 6/20/20		1,830	1,840
	11.00% 9/20/15 to 10/20/15		19,867	22,132
	11.50% 12/20/17 to 8/20/18		23,869	25,721
	12.00% 4/20/14 to 10/20/15		50,744	52,815
	12.50% 10/20/13 to 1/20/14		8,451	8,628
Total Agency Mortgage-Backed Securities
	(cost $484,708,670)			489,451,539

Collateralized Debt Obligations – 0.47%
@•#	ARES CLO Series 2004-8A A2 144A
	0.877% 2/26/16		10,099	10,075
@•#	Armstrong Loan Funding
	Series 2008-1A B 144A 1.466% 8/1/16		3,528,274	3,500,719
@•#	Balboa CDO I
	Series 2001-1A A 144A 1.204% 7/15/14		583,743	582,517
•#	Celerity CLO
	Series 2004-1A C 144A 2.186% 3/30/16		3,262,766	3,260,058
@•#	Guggenheim 1888 Fund
	Series 2002-1A A1 144A 1.017% 1/15/15		1,471,790	1,452,259
@•#	Gulf Stream Compass CLO
	Series 2004-1A A 144A 0.827% 7/15/16		962,787	956,346
•#	Newton CDO 144A 1.12% 3/27/14		1,928,999	1,918,563
@•#	Stony Hill CDO III 144A
	Series 1AW A 1.032% 10/15/13		36,299	35,954
	Series 1AW1 A 1.032% 10/15/13		54,449	53,932
Total Collateralized Debt Obligations
	(cost $11,723,668)			11,770,423

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities – 1.45%
•#	American Tower Trust Series 2007-1A AFL 144A
	0.432% 4/15/37	USD	250,000	$244,648
•	BAML Commercial Mortgage Series 2005-1 A5
	5.342% 11/10/42		805,000	879,998
•	Bear Stearns Commercial Mortgage Securities
	Series 2005-T20 A4A 5.298% 10/12/42		1,005,000	1,119,618
w	Commercial Mortgage Pass Through Certificates
	•Series 2005-C6 A5A 5.116% 6/10/44		4,105,000	4,532,959
	#Series 2010-C1 A1 144A 3.156% 7/10/46		482,935	506,193
•	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1 AAB 5.593% 2/15/39		122,767	128,914
#	DBUBS Mortgage Trust Series 2011-LC1A A3 144A
	5.002% 11/10/46		1,360,000	1,537,719
	Goldman Sachs Mortgage Securities II
	•Series 2004-GG2 A6 5.396% 8/10/38		4,483,000	4,802,014
	Series 2005-GG4 A4 4.761% 7/10/39		3,310,000	3,566,029
	Series 2005-GG4 A4A 4.751% 7/10/39		3,935,000	4,248,073
	•Series 2006-GG6 A4 5.553% 4/10/38		1,160,000	1,290,001
•	JPMorgan Chase Commercial Mortgage Securities
	Series 2005-LDP5 A4 5.362% 12/15/44		1,625,000	1,817,920
	Merrill Lynch Mortgage Trust
	Series 2005-CIP1 A2 4.96% 7/12/38		171,481	174,026
	Morgan Stanley Capital I
	Series 2005-HQ6 A4A 4.989% 8/13/42		5,555,000	6,083,885
	•Series 2007-T27 A4 5.824% 6/11/42		3,440,000	3,996,293
	Morgan Stanley Dean Witter Capital I
	Series 2003-TOP9 A2 4.74% 11/13/36		1,400,976	1,414,092
Total Commercial Mortgage-Backed Securities
	(cost $32,373,605)			36,342,382

Convertible Bonds – 1.30%
	Advanced Micro Devices 5.75%
	exercise price $20.13, expiration date 8/15/12		10,000,000	10,074,999
	L-3 Communications Holdings 3.00%
	exercise price $95.46, expiration date 8/1/35		5,520,000	5,409,600
	Medtronic 1.625% exercise price $53.13,
	expiration date 4/15/13		2,500,000	2,518,750

		Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
	NuVasive 2.25% exercise price $44.74,
	expiration date 3/15/13	USD	5,893,000	$6,158,185
	Transocean 1.50% exercise price $158.97,
	expiration date 12/15/37		8,500,000	8,500,000
Total Convertible Bonds (cost $31,750,715)				32,661,534

Corporate Bonds – 30.99%
Banking – 7.53%
	Abbey National Treasury Services
	4.00% 4/27/16		5,820,000	5,739,637
#	Bank Nederlandse Gemeenten 144A
	1.75% 10/6/15		1,000	1,008
	Bank of New York Mellon 1.969% 6/20/17		2,530,000	2,562,705
	BB&T 5.20% 12/23/15		6,410,000	7,059,923
•	Branch Banking & Trust 0.788% 9/13/16		9,975,000	9,439,303
	Comerica 3.00% 9/16/15		6,325,000	6,591,985
#•	Commonwealth Bank of Australia 144A
	0.748% 9/17/14		32,225,000	32,376,813
	Fifth Third Bancorp 3.625% 1/25/16		5,425,000	5,726,825
	Goldman Sachs Group 3.30% 5/3/15		4,170,000	4,172,218
#	HSBC Bank 144A 3.10% 5/24/16		8,485,000	8,769,646
	JPMorgan Chase
	•0.798% 6/13/16		1,750,000	1,631,427
	3.45% 3/1/16		18,539,000	19,231,803
	KeyBank 5.45% 3/3/16		6,050,000	6,722,966
	Lloyds TSB Bank 4.20% 3/28/17		4,290,000	4,429,897
•#	National Australia Bank 144A
	0.969% 7/8/14		31,645,000	31,935,470
	PNC Funding 3.30% 3/8/22		1,620,000	1,655,468
	Santander Holdings USA 4.625% 4/19/16		2,090,000	2,021,406
	SunTrust Banks
	•0.757% 8/24/15		1,310,000	1,223,590
	3.60% 4/15/16		4,465,000	4,640,425
•	UBS 1.466% 1/28/14		5,660,000	5,631,547
	US Bancorp 3.15% 3/4/15		2,135,000	2,255,986
	US Bank 6.30% 2/4/14		2,390,000	2,588,473
•	USB Capital IX 3.50% 10/29/49		11,425,000	8,808,104
•#	USB Realty 144A 1.614% 12/29/49		1,200,000	891,468

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Wachovia Bank 5.60% 3/15/16	USD	4,805,000	$5,382,196
Wells Fargo 2.625% 12/15/16		1,800,000	1,851,786
Wells Fargo Bank
•0.676% 5/16/16		1,825,000	1,741,848
4.75% 2/9/15		590,000	632,688
Zions Bancorporation
4.50% 3/27/17		2,325,000	2,340,047
7.75% 9/23/14		685,000	743,296
			188,799,954
Basic Industry – 2.38%
ArcelorMittal 4.50% 2/25/17		11,525,000	11,360,504
Barrick Gold 2.90% 5/30/16		12,520,000	13,144,947
CF Industries 6.875% 5/1/18		7,410,000	8,808,638
Dow Chemical 5.90% 2/15/15		8,540,000	9,529,052
Eastman Chemical 2.40% 6/1/17		7,240,000	7,325,135
# Georgia-Pacific 144A
5.40% 11/1/20		5,750,000	6,683,530
8.25% 5/1/16		530,000	585,159
International Paper 5.25% 4/1/16		550,000	605,797
Lubrizol 5.50% 10/1/14		1,380,000	1,526,517
			59,569,279
Brokerage – 0.46%
Jefferies Group 5.875% 6/8/14		2,805,000	2,924,914
=^ JPMorgan Structured Products
0.641% 5/18/15	BRL	2,419,000	2,785,314
Lazard Group
6.85% 6/15/17	USD	1,762,000	1,935,816
7.125% 5/15/15		3,519,000	3,845,246
			11,491,290
Capital Goods – 0.93%
Caterpillar 1.50% 6/26/17		8,535,000	8,557,037
United Technologies 1.80% 6/1/17		6,030,000	6,165,289
# URS 144A 3.85% 4/1/17		5,140,000	5,081,342
Waste Management 2.60% 9/1/16		3,525,000	3,620,824
			23,424,492

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications – 3.21%
	AT&T
	1.70% 6/1/17	USD	5,910,000	$5,944,455
	2.40% 8/15/16		3,500,000	3,639,899
	CBS 1.95% 7/1/17		2,720,000	2,720,498
	Comcast 5.85% 11/15/15		7,835,000	8,995,457
#	Cox Communications 144A 5.875% 12/1/16		4,450,000	5,178,523
#	Crown Castle Towers 144A 3.214% 8/15/15		2,790,000	2,839,545
#	Deutsche Telekom International Finance 144A
	2.25% 3/6/17		4,225,000	4,179,391
	3.125% 4/11/16		2,680,000	2,774,398
	DIRECTV Holdings
	2.40% 3/15/17		2,190,000	2,206,859
	3.50% 3/1/16		3,550,000	3,747,550
	Discovery Communications 3.70% 6/1/15		6,500,000	6,949,306
	Rogers Communications 7.50% 3/15/15		5,960,000	6,924,924
	Telecom Italia Capital
	4.95% 9/30/14		10,000	9,950
	5.25% 11/15/13		1,700,000	1,708,500
	Time Warner Cable
	7.50% 4/1/14		2,705,000	3,000,256
	8.25% 2/14/14		1,510,000	1,681,853
•	Verizon Communications 1.07% 3/28/14		5,115,000	5,162,600
	Virgin Media Secured Finance 6.50% 1/15/18		5,500,000	6,008,750
#	Vivendi 144A 3.45% 1/12/18		6,920,000	6,784,887
				80,457,601
Consumer Cyclical – 3.08%
	Brinker International 5.75% 6/1/14		4,000,000	4,275,812
	Dollar General 4.125% 7/15/17		650,000	662,188
	Ford Motor Credit
	3.00% 6/12/17		1,000,000	995,624
	#144A 3.984% 6/15/16		1,800,000	1,855,523
	4.25% 2/3/17		5,055,000	5,304,302
#	Hyundai Capital 144A
	3.50% 9/13/17		1,740,000	1,756,744
	4.00% 6/8/17		2,170,000	2,247,656

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Lowe’s 1.625% 4/15/17	USD	7,610,000	$7,675,050
•	Target 0.636% 7/18/14		21,300,000	21,373,485
	Time Warner
	3.15% 7/15/15		5,500,000	5,804,651
	5.875% 11/15/16		3,265,000	3,827,155
	Viacom 2.50% 12/15/16		7,420,000	7,690,466
	Wal-Mart Stores 1.50% 10/25/15		6,940,000	7,102,951
	Western Union 3.65% 8/22/18		910,000	986,577
	Wyndham Worldwide 2.95% 3/1/17		5,570,000	5,546,834
				77,105,018
Consumer Non-Cyclical – 3.77%
#	ADT 144A 2.25% 7/15/17		3,000,000	3,017,640
	Anheuser-Busch 5.60% 3/1/17		4,490,000	5,214,556
	Cardinal Health 1.90% 6/15/17		1,700,000	1,714,744
	CareFusion 6.375% 8/1/19		1,500,000	1,771,665
#	Express Scripts Holding 144A
	2.65% 2/15/17		2,435,000	2,479,974
	3.50% 11/15/16		2,895,000	3,051,127
	GlaxoSmithKline Capital 1.50% 5/8/17		1,855,000	1,860,522
	Kraft Foods
	•1.344% 7/10/13		4,565,000	4,582,854
	#144A 2.25% 6/5/17		6,985,000	7,160,100
	2.625% 5/8/13		4,000,000	4,060,040
	Medtronic 3.00% 3/15/15		1,790,000	1,900,728
	Molson Coors Brewing 2.00% 5/1/17		6,345,000	6,410,347
#	Pernod-Ricard 144A 2.95% 1/15/17		5,195,000	5,264,166
	Quest Diagnostics
	3.20% 4/1/16		5,630,000	5,893,675
	5.45% 11/1/15		6,000,000	6,697,038
#	SABMiller Holdings 144A 2.45% 1/15/17		9,663,000	9,970,689
	Stryker 2.00% 9/30/16		7,505,000	7,697,008
#	Woolworths 144A 2.55% 9/22/15		11,825,000	12,183,287
	Yale University 2.90% 10/15/14		3,310,000	3,490,276
				94,420,436

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Electric – 1.13%
	Appalachian Power 3.40% 5/24/15	USD	4,180,000	$4,393,882
	Commonwealth Edison 1.95% 9/1/16		7,060,000	7,231,727
	Duke Energy Carolinas 1.75% 12/15/16		7,045,000	7,231,947
	Jersey Central Power & Light 5.625% 5/1/16		4,560,000	5,229,362
	Public Service Electric & Gas 2.70% 5/1/15		3,935,000	4,139,927
				28,226,845
Energy – 3.00%
#	BG Energy Capital 144A 2.875% 10/15/16		5,375,000	5,669,518
	Devon Energy 1.875% 5/15/17		4,000,000	4,005,332
	Noble Holding International 3.05% 3/1/16		13,895,000	14,393,678
	Occidental Petroleum 1.50% 2/15/18		4,725,000	4,745,993
	Petrobras International Finance 3.50% 2/6/17		13,190,000	13,572,299
	Petrohawk Energy
	7.25% 8/15/18		9,605,000	10,815,038
	7.875% 6/1/15		315,000	327,674
#	Ras Laffan Liquefied Natural Gas III 144A
	5.832% 9/30/16		177,775	190,886
#	Schlumberger Norge 144A 1.95% 9/14/16		5,525,000	5,667,357
	Shell International Finance 3.10% 6/28/15		1,930,000	2,060,541
#	Sinopec Group Overseas Development 144A
	2.75% 5/17/17		290,000	295,637
	Statoil 1.80% 11/23/16		7,595,000	7,780,462
	Transocean 5.05% 12/15/16		210,000	228,003
	Weatherford Bermuda 5.15% 3/15/13		49,000	50,333
#	Woodside Finance 144A 8.125% 3/1/14		4,940,000	5,426,605
				75,229,356
Finance Companies – 0.88%
#	CDP Financial 144A 3.00% 11/25/14		6,350,000	6,681,266
	General Electric Capital
	•0.728% 9/15/14		3,535,000	3,494,128
	2.30% 4/27/17		5,105,000	5,145,345
	International Lease Finance
	6.625% 11/15/13		341,000	353,788
	8.75% 3/15/17		3,596,000	4,054,490
#	LJ VP Holdings 144A 3.80% 6/18/19		2,235,000	2,258,678
				21,987,695

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance – 0.83%
• Chubb 6.375% 3/29/67	USD	3,030,000	$3,143,625
MetLife 6.75% 6/1/16		7,570,000	8,884,341
# Metropolitan Life Global Funding I 144A
3.125% 1/11/16		7,500,000	7,864,373
#• ZFS Finance USA Trust II 144A
6.45% 12/15/65		1,015,000	1,020,075
			20,912,414
Natural Gas – 1.17%
Energy Transfer Partners 8.50% 4/15/14		229,000	253,618
Enterprise Products Operating
3.20% 2/1/16		3,000,000	3,145,080
9.75% 1/31/14		4,450,000	5,022,412
Plains All American Pipeline 3.95% 9/15/15		4,690,000	5,027,413
Sempra Energy 2.30% 4/1/17		5,490,000	5,632,724
Williams Partners 7.25% 2/1/17		8,445,000	10,128,950
			29,210,197
Real Estate Investment Trust – 0.30%
Health Care REIT 3.625% 3/15/16		7,305,000	7,515,946
			7,515,946
Technology – 1.53%
Hewlett-Packard
1.55% 5/30/14		6,500,000	6,537,629
3.00% 9/15/16		2,770,000	2,851,984
3.30% 12/9/16		2,735,000	2,861,707
National Semiconductor 6.60% 6/15/17		3,325,000	4,114,774
# Seagate Technology International 144A
10.00% 5/1/14		3,513,000	3,916,995
Symantec 2.75% 6/15/17		2,205,000	2,217,405
Xerox
•1.286% 5/16/14		2,260,000	2,258,199
4.25% 2/15/15		8,500,000	9,017,752
6.35% 5/15/18		3,890,000	4,540,855
			38,317,300
Transportation – 0.79%
Burlington Northern Santa Fe 7.00% 2/1/14		4,235,000	4,645,016
CSX 5.60% 5/1/17		2,131,000	2,447,445

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Transportation (continued)
#	ERAC USA Finance 144A
	2.25% 1/10/14	USD	7,840,000	$7,889,988
	2.75% 7/1/13		2,095,000	2,123,423
#	Penske Truck Leasing 144A 3.75% 5/11/17		2,700,000	2,724,251
				19,830,123
Total Corporate Bonds (cost $754,757,803)				776,497,946

Municipal Bonds – 0.88%
	Railsplitter Tobacco Settlement
	Authority, Illinois Revenue
	5.00% 6/1/15		3,995,000	4,387,589
	Regional Transportation Authority, Illinois
	(Taxable Working Cash Notes) Series C
	2.843% 7/1/12		17,600,000	17,602,288
Total Municipal Bonds (cost $21,745,730)				21,989,877

Non-Agency Asset Backed Securities – 21.04%
•	Ally Master Owner Trust
	#Series 2010-1 A 144A 1.992% 1/15/15		11,950,000	12,046,078
	Series 2010-4 A 1.312% 8/15/17		13,780,000	13,956,669
	Series 2011-1 A1 1.112% 1/15/16		17,855,000	17,971,849
•	American Express Credit Account Master Trust
	Series 2005-7 B 0.512% 3/16/15		1,029,000	1,028,930
	Series 2010-1 B 0.842% 11/16/15		1,225,000	1,227,453
	Series 2011-1 A 0.412% 4/17/17		8,010,000	8,024,223
	Series 2011-1 B 0.942% 4/17/17		2,750,000	2,763,429
	Series 2011-2 A 0.362% 6/15/16		5,405,000	5,406,463
#•	ARI Fleet Lease Trust Series 2010-A A 144A
	0.792% 3/15/20		8,546,345	8,546,345
•	Bank of America Credit Card Trust
	Series 2007-A4 A4 0.282% 11/15/19		6,495,000	6,411,880
	Series 2007-A6 A6 0.302% 9/15/16		7,915,000	7,906,643
	Series 2007-A10 A10 0.312% 12/15/16		4,900,000	4,896,906
	Series 2008-C5 C5 4.992% 3/15/16		15,700,000	16,485,865
	BMW Vehicle Lease Trust Series 2012-1 A3
	0.75% 2/20/15		6,270,000	6,271,122

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Non-Agency Asset Backed Securities (continued)
•#	Cabela’s Master Credit Card Trust 144A
	Series 2010-2A A2 0.942% 9/17/18	USD	4,750,000	$4,795,848
	Series 2012-2A A2 0.745% 6/15/20		6,000,000	6,000,000
	Capital One Multi-Asset Execution Trust
	•Series 2004-A1 A1 0.452% 12/15/16		6,110,000	6,116,018
	•Series 2005-A6 A6 0.517% 7/15/15		10,350,000	10,344,985
	•Series 2006-A5 A5 0.302% 1/15/16		16,310,000	16,301,584
	•Series 2006-A8 A8 0.272% 4/15/16		2,200,000	2,199,555
	•Series 2006-A12 A 0.302% 7/15/16		8,510,000	8,500,512
	•Series 2007-A1 A1 0.292% 11/15/19		3,675,000	3,614,727
	•Series 2007-A2 A2 0.322% 12/16/19		5,000,000	4,919,950
	Series 2007-A7 A7 5.75% 7/15/20		2,075,000	2,520,000
	•Series 2007-A8 A8 0.768% 10/15/15		1,750,000	1,751,665
	Chase Funding Mortgage Loan
	Asset-Backed Certificates
	Series 2002-3 1A6 4.707% 6/25/32		8,062	8,122
•	Chase Issuance Trust
	Series 2008-A6 A6 1.442% 5/15/15		7,813,000	7,896,191
•#	Chesapeake Funding 144A
	Series 2009-1 A 2.242% 12/15/20		987,512	988,749
	Series 2009-2A A 1.992% 9/15/21		15,640,223	15,765,345
	Series 2012-1A A 0.99% 11/7/23		7,835,000	7,834,906
•	Citibank Credit Card Issuance Trust
	Series 2008-A6 A6 1.444% 5/22/17		7,250,000	7,463,246
#•	Citibank Omni Master Trust
	Series 2009-A14A A14 144A
	2.992% 8/15/18		15,780,000	16,570,916
•#	CNH Wholesale Master Note Trust 144A
	Series 2009-1A A 1.942% 7/15/15		4,000,000	4,003,108
	Series 2011-1A A 1.042% 12/15/15		8,290,000	8,314,351
	Conseco Financial
	Series GT 1997-6 A8 7.07% 1/15/29		821,949	884,685
•	Discover Card Master Trust
	Series 2010-A1 A1 0.892% 9/15/15		12,150,000	12,196,197
	Series 2010-A2 A2 0.822% 3/15/18		10,000,000	10,112,961
	Series 2011-A1 A1 0.592% 8/15/16		3,620,000	3,636,180
	Series 2011-A3 A 0.452% 3/15/17		10,940,000	10,959,417
	Series 2011-A4 A4 0.592% 5/15/19		7,810,000	7,854,466
	Series 2012-A4 A4 0.611% 11/15/19		10,255,000	10,274,982

		Principal amount°		Value (U.S. $)
Non-Agency Asset Backed Securities (continued)
•	Discover Card Master Trust I
	Series 2005-4 A2 0.332% 6/16/15	USD	9,060,000	$9,061,253
#	Enterprise Fleet Financing 144A
	Series 2011-3 A2 1.62% 5/20/17		7,805,000	7,849,534
	Series 2012-1 A2 1.14% 11/20/17		2,405,000	2,405,707
•	Ford Credit Auto Owner Trust
	Series 2008-C A4B 1.992% 4/15/13		208,707	208,858
•	Ford Credit Floorplan Master Owner Trust
	Series 2009-2 A 1.792% 9/15/14		23,075,000	23,149,559
	#Series 2010-3 A2 144A 1.942% 2/15/17		20,785,000	21,456,257
	Series 2010-5 0.942% 9/15/15		4,950,000	4,974,294
	Series 2011-1 A2 0.842% 2/15/16		11,610,000	11,667,561
•	GE Capital Credit Card Master Note Trust
	Series 2011-1 A 0.792% 1/15/17		6,430,000	6,467,146
	Series 2011-2 A 0.722% 5/15/19		4,575,000	4,594,468
	Series 2011-3 A 0.472% 9/15/16		7,510,000	7,509,941
•	GE Dealer Floorplan Master Note Trust
	Series 2012-1 A 0.814% 2/20/17		13,325,000	13,351,278
	Series 2012-2 A 0.994% 4/22/19		10,860,000	10,885,602
#	Golden Credit Card Trust 144A
	•Series 2011-2A A 0.642% 10/15/15		7,155,000	7,159,751
	Series 2012-2A A1 1.77% 1/15/19		1,900,000	1,930,058
#•	Gracechurch Card Funding
	Series 2012-1A A1 144A 0.942% 2/15/17		14,615,000	14,618,464
#•	MASTR Specialized Loan Trust
	Series 2005-2 A2 144A 5.006% 7/25/35		159,127	160,681
	MBNA Credit Card Master Note Trust
	Series 2004-B1 B1 4.45% 8/15/16		7,475,000	7,900,937
•#	Navistar Financial Dealer Note Master Trust 144A
	Series 2009-1 A 1.695% 10/26/15		10,895,000	10,937,764
	Series 2011-1 A 1.395% 10/25/16		8,850,000	8,919,595
#	Navistar Financial Owner Trust
	Series 2012-A A2 144A 0.85% 3/18/15		3,480,000	3,479,345
•	New Century Home Equity Loan Trust
	Series 2003-5 AI4 4.76% 11/25/33		662	663
#•	Nissan Master Owner Trust Receivables
	Series 2010-AA A 144A 1.392% 1/15/15		4,665,000	4,691,382
•#	Penarth Master Issuer
	Series 2011-2A A1 144A 0.993% 11/18/15		11,000,000	11,015,598

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Non-Agency Asset Backed Securities (continued)
•#	PFS Financing 144A
	Series 2010-DA A 1.692% 2/15/15	USD	5,925,000	$5,951,230
	Series 2012-AA A 1.442% 2/15/16		6,705,000	6,729,462
#•	Trafigura Securitisation Finance
	Series 2012-1A A 144A 2.642% 10/15/15		3,700,000	3,712,210
#•	Volkswagen Credit Auto Master Trust
	Series 2011-1A 144A 1.071% 9/20/16		11,525,000	11,606,240
Total Non-Agency Asset Backed Securities
	(cost $526,438,077)			527,167,359

Non-Agency Collateralized Mortgage Obligations – 0.04%
	American Home Mortgage Investment Trust
	Series 2005-2 5A1 5.064% 9/25/35		140,000	134,423
	Bank of America Alternative Loan Trust
	Series 2005-3 2A1 5.50% 4/25/20		156,215	158,009
	Series 2005-6 7A1 5.50% 7/25/20		113,934	113,561
•	Bank of America Mortgage Securities
	Series 2002-K 2A1 2.754% 10/20/32		4,931	4,922
	Citicorp Mortgage Securities
	Series 2006-4 3A1 5.50% 8/25/21		118,110	115,842
•#	GSMPS Mortgage Loan Trust 144A
	Series 1998-2 A 7.75% 5/19/27		135,759	141,409
•	JPMorgan Mortgage Trust
	Series 2006-A2 3A3 5.558% 4/25/36		172,436	148,347
•	Wells Fargo Mortgage-Backed Securities Trust
	Series 2004-EE 3A1 2.915% 12/25/34		29,068	29,455
	Series 2006-AR5 2A1 2.615% 4/25/36		283,168	222,824
Total Non-Agency Collateralized Mortgage
	Obligations (cost $963,583)			1,068,792

ΔRegional Bonds – 3.66%
Australia – 3.66%
	New South Wales Treasury 6.00% 4/1/15	AUD	40,265,000	44,215,371
	Queensland Treasury
	5.75% 11/21/14	AUD	40,200,000	43,467,911
	6.25% 6/14/19	AUD	3,430,000	4,044,348
Total Regional Bonds (cost $90,718,262)				91,727,630

	Principal amount°		Value (U.S. $)
Sovereign Bonds – 4.06%
Brazil – 0.80%
Brazil Notas do Tesouro Nacional
Series F 10.00% 1/1/15	BRL	39,160,000	$20,127,357
			20,127,357
Indonesia – 1.39%
Indonesia Retail Bond 7.95% 8/15/13	IDR	315,700,000,000	34,788,140
			34,788,140
Norway – 0.74%
Norwegian Government 6.50% 5/15/13	NOK	106,000,000	18,564,524
			18,564,524
Republic of Korea – 0.41%
Korea Treasury Inflation-Linked Bond
2.75% 3/10/17	KRW	10,863,990,000	10,283,239
			10,283,239
South Africa – 0.72%
Republic of South Africa 7.50% 1/15/14	ZAR	143,000,000	18,098,604
			18,098,604
Total Sovereign Bonds (cost $108,553,356)			101,861,864

U.S. Treasury Obligations – 8.92%
U.S. Treasury Notes
0.625% 5/31/17	USD	45,530,000	45,327,255
0.75% 6/30/17		75,520,000	75,608,509
1.75% 5/15/22		59,675,000	60,169,169
3.125% 4/30/17		38,130,000	42,461,339
Total U.S. Treasury Obligations
(cost $223,787,814)			223,566,272

	Number of shares
Preferred Stock – 0.30%
• PNC Financial Services Group 8.25%		7,260,000	7,535,655
Total Preferred Stock (cost $7,271,507)			7,535,655

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Number of contracts		Value (U.S. $)
Option Purchased – 0.06%
Call Option – 0.06%
10 Yr Treasury Note, strike price $134,
expiration date 8/25/12 (HSBC)		2,007	$1,442,531
Total Option Purchased
(premium paid $2,357,633)			1,442,531

	Principal amount°
Short-Term Investments – 12.51%
≠Discount Notes – 9.72%
Fannie Mae
0.07% 7/25/12	USD	12,699,348	12,698,756
0.10% 8/20/12		21,251,877	21,250,730
Federal Home Loan Bank
0.02% 7/5/12		34,322,399	34,322,331
0.05% 7/31/12		27,213,522	27,213,087
0.06% 7/27/12		54,380,169	54,379,406
0.065% 7/25/12		63,072,499	63,071,678
0.07% 8/2/12		27,306,278	27,305,350
0.08% 8/1/12		3,403,453	3,403,341
			243,644,679
Repurchase Agreements – 2.79%
Bank of America 0.12%, dated 6/29/12,
to be repurchased on 7/2/12,
repurchase price $58,260,317
(collateralized by U.S. government
obligations 0.875%-1.00% 12/31/16-
3/31/17; market value $59,424,928)		58,259,734	58,259,734
BNP Paribas 0.10%, dated 6/29/12,
to be repurchased on 7/2/12,
repurchase price $11,652,042
(collateralized by U.S. government
obligations 1.375%-2.50% 2/15/13-
11/30/15; market value $11,884,984)		11,651,945	11,651,945
			69,911,679
Total Short-Term Investments
(cost $313,549,447)			313,556,358

Total Value of Securities – 107.41%
(cost $2,665,441,726)	$2,691,861,132
Liabilities Net of Receivables and
Other Assets – (7.41%)	(185,702,587	)z«
Net Assets Applicable to 280,010,777
Shares Outstanding – 100.00%	$2,506,158,545

Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class A ($1,289,389,368 / 144,027,641 Shares)	$8.95
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class B ($879,461 / 98,266 Shares)	$8.95
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class C ($491,072,714 / 54,891,332 Shares)	$8.95
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class R ($17,630,623 / 1,968,962 Shares)	$8.95
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Institutional Class ($707,186,379 / 79,024,576 Shares)	$8.95

Components of Net Assets at June 30, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$2,465,635,466
Undistributed net investment income	7,549,080
Accumulated net realized gain	3,440,240
Net unrealized appreciation of investments and derivatives	29,533,759
Total net assets	$2,506,158,545

°	Principal amount is stated in the currency in which each security is denominated.
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate security. The rate shown is the rate as of June 30, 2012. Interest rates reset periodically.
@	Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $6,591,802, which represented 0.26% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2012, the aggregate value of Rule 144A securities was $430,486,454, which represented 17.18% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

Statement of net assets
Delaware Limited-Term Diversified Income Fund

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2012, the aggregate value of fair valued securities was $2,785,314, which represented 0.11% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
Δ	Securities have been classified by country of origin.
≠	The rate shown is the effective yield at the time of purchase.
«	Includes foreign currency valued at $6,452,129 with a cost of $6,690,800.
z	Of this amount, $252,089,157 represents payable for securities purchased as of June 30, 2012.

Net Asset Value and Offering Price Per Share –
Delaware Limited-Term Diversified Income Fund
Net asset value Class A (A)	$8.95
Sales charge (2.75% of offering price) (B)	0.25
Offering price	$9.20

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $100,000 or more.

The following foreign currency exchange contracts and swap contracts were outstanding at June 30, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	EUR	(18,015,000)	USD	22,656,925	7/13/12	$(133,785)
BCLY	EUR	(27,848,752)	USD	35,072,162	7/13/12	(159,191)
GSC	EUR	(8,702,469)	USD	10,945,929	7/13/12	(63,532)
GSC	HUF	(5,569,225,600)	USD	24,560,000	7/13/12	(44,668)
HSBC	CHF	47,266,677	USD	(49,070,000)	7/13/12	724,324
HSBC	EUR	(31,548,343)	USD	39,694,126	7/13/12	(217,566)
JPMC	ARS	118,500,000	USD	(25,000,000)	8/17/12	(20,202)
JPMC	EUR	(18,015,000)	USD	22,666,473	7/13/12	(124,236)
MSC	EUR	(18,015,000)	USD	22,683,785	7/13/12	(106,924)
						$(145,780)

Swap Contracts CDS Contracts
				Annual		Unrealized
				Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value		Payments	Date	(Depreciation)
	Protection Purchased:
	ITRAXX Europe Subordinate
BCLY	Financials 17.1 5 yr CDS	EUR	35,420,000	5.00%	6/20/17	$2,510,180
BCLY	Kingdom of Spain 5 yr CDS	USD	23,450,000	1.00%	3/20/17	873,737
	ITRAXX Europe Subordinate
HSBC	Financials 17.1 5 yr CDS	EUR	8,865,000	5.00%	6/20/17	344,817
	ITRAXX Europe Subordinate
JPMC	Financials 17.1 5 yr CDS	EUR	8,865,000	5.00%	6/20/17	576,152
	People’s Republic of China
MSC	5 yr CDS	USD	11,204,000	1.00%	12/20/16	(475,789)
MSC	Republic of France 5 yr CDS		5,592,000	0.25%	12/20/16	(90,085)
						$3,739,012

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Statement of net assets
Delaware Limited-Term Diversified Income Fund

Summary of abbreviations:
ARM — Adjustable Rate Mortgage
ARS — Argentine Peso
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
BRL — Brazilian Real
CDO — Collateralized Debt Obligation
CDS — Credit Default Swap
CHF — Swiss Franc
CLO — Collateralized Loan Obligation
EUR — European Monetary Unit
FHAVA — Federal Housing Administration & Veterans Administration
GNMA — Government National Mortgage Association
GPM — Graduated Payment Mortgage
GSC — Goldman Sachs Capital
GSMPS — Goldman Sachs Reperforming Mortgage Securities
HSBC — Hong Kong Shanghai Bank
HUF — Hungarian Forint
IDR — Indonesia Rupiah
JPMC — JPMorgan Chase Bank
KRW — South Korean Won
MASTR — Mortgage Asset Securitization Transactions, Inc.
MSC — Morgan Stanley Capital
NOK — Norwegian Krone
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduits
S.F. — Single Family
TBA — To be announced
USD — United States Dollar
yr — Year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Limited-Term Diversified Income Fund	Six Months Ended June 30, 2012 (Unaudited)

Investment Income:
Interest	$24,511,538
Dividends	299,475	$24,811,013

Expenses:
Management fees	5,544,739
Distribution expenses – Class A	1,874,337
Distribution expenses – Class B	5,376
Distribution expenses – Class C	2,464,035
Distribution expenses – Class R	52,608
Dividend disbursing and transfer agent fees and expenses	1,432,571
Accounting and administration expenses	465,402
Reports and statements to shareholders	103,379
Registration fees	83,540
Custodian fees	81,525
Legal fees	68,647
Trustees’ fees	54,949
Audit and tax	45,542
Insurance fees	21,627
Pricing fees	15,098
Dues and services	10,732
Consulting fees	8,335
Trustees’ expenses	3,708	12,336,150
Less waived distribution expenses – Class A		(937,169)
Less waived distribution expenses – Class R		(8,768)
Less expense paid indirectly		(831)
Total operating expenses		11,389,382
Net Investment Income		13,421,631

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$19,214,320
Foreign currencies	2,646,194
Foreign currency exchange contracts	7,740,052
Futures contracts	(1,226,106)
Swap contracts	4,960,689
Net realized gain	33,335,149
Net change in unrealized appreciation (depreciation) of:
Investments	6,091,980
Foreign currencies	(229,762)
Foreign currency exchange contracts	(145,780)
Futures contracts	1,519,256
Swap contracts	3,556,513
Net change in unrealized appreciation (depreciation)	10,792,207
Net Realized and Unrealized Gain	44,127,356

Net Increase in Net Assets Resulting from Operations	$57,548,987

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Limited-Term Diversified Income Fund

	Six Months	Year
	Ended	Ended
	6/30/12	12/31/11
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$13,421,631	$31,435,789
Net realized gain	33,335,149	20,642,579
Net change in unrealized appreciation (depreciation)	10,792,207	633,155
Net increase in net assets resulting from operations	57,548,987	52,711,523

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(12,814,775)	(29,006,578)
Class B	(6,470)	(29,992)
Class C	(2,966,381)	(8,260,576)
Class R	(149,327)	(312,694)
Institutional Class	(6,819,341)	(11,835,354)

Net realized gain:
Class A	—	(17,251,999)
Class B	—	(21,759)
Class C	—	(6,961,854)
Class R	—	(197,438)
Institutional Class	—	(7,614,090)
	(22,756,294)	(81,492,334)
Capital Share Transactions:
Proceeds from shares sold:
Class A	339,811,141	560,598,084
Class B	39,268	307,964
Class C	52,110,477	115,543,773
Class R	4,843,903	11,848,284
Institutional Class	289,821,614	430,088,689

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	11,272,500	39,219,662
Class B	5,941	43,148
Class C	2,588,899	13,170,527
Class R	149,327	508,427
Institutional Class	5,648,830	16,557,650
	706,291,900	1,187,886,208

	Six Months	Year
	Ended	Ended
	6/30/12	12/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(290,132,341)	$(591,852,244)
Class B	(401,387)	(1,646,352)
Class C	(71,179,753)	(173,794,327)
Class R	(4,413,825)	(12,047,401)
Institutional Class	(168,276,674)	(259,173,763)
	(534,403,980)	(1,038,514,087)
Increase in net assets derived from
capital share transactions	171,887,920	149,372,121
Net Increase in Net Assets	206,680,613	120,591,310

Net Assets:
Beginning of period	2,299,477,932	2,178,886,622
End of period (including undistributed (distributions in
excess of) net investment income of $7,549,080
and $(2,978,819), respectively)	$2,506,158,545	$2,299,477,932

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Limited-Term Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
6/30/12[1]	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
(Unaudited)
$8.820	$8.920	$8.880	$8.180	$8.340	$8.210

0.056	0.145	0.192	0.328	0.294	0.310
0.165	0.100	0.134	0.710	(0.112)	0.199
0.221	0.245	0.326	1.038	0.182	0.509

(0.091)	(0.220)	(0.143)	(0.338)	(0.342)	(0.379)
—	(0.125)	(0.143)	—	—	—
(0.091)	(0.345)	(0.286)	(0.338)	(0.342)	(0.379)

$8.950	$8.820	$8.920	$8.880	$8.180	$8.340

2.51%	2.78%	3.70%	12.89%	2.21%	6.36%

$1,289,389	$1,210,257	$1,217,992	$958,305	$252,563	$177,183
0.82%	0.82%	0.83%	0.84%	0.84%	0.83%

0.97%	0.97%	0.98%	1.04%	1.12%	1.12%
1.27%	1.62%	2.14%	3.78%	3.55%	3.77%

1.12%	1.47%	1.99%	3.58%	3.27%	3.48%
144%	333%	411%	287%	351%	236%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
6/30/12[1]	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
(Unaudited)
$8.820	$8.920	$8.870	$8.180	$8.330	$8.210

0.018	0.069	0.116	0.255	0.223	0.240
0.165	0.101	0.144	0.700	(0.101)	0.189
0.183	0.170	0.260	0.955	0.122	0.429

(0.053)	(0.145)	(0.067)	(0.265)	(0.272)	(0.309)
—	(0.125)	(0.143)	—	—	—
(0.053)	(0.270)	(0.210)	(0.265)	(0.272)	(0.309)

$8.950	$8.820	$8.920	$8.870	$8.180	$8.330

2.08%	1.92%	2.94%	11.82%	1.47%	5.34%

$879	$1,220	$2,529	$2,884	$3,728	$5,631
1.67%	1.67%	1.68%	1.69%	1.69%	1.68%

1.67%	1.67%	1.68%	1.74%	1.82%	1.82%
0.42%	0.77%	1.29%	2.93%	2.70%	2.92%

0.42%	0.77%	1.29%	2.88%	2.57%	2.78%
144%	333%	411%	287%	351%	236%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
6/30/12[1]	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
(Unaudited)
$8.820	$8.910	$8.870	$8.180	$8.330	$8.210

0.018	0.069	0.116	0.255	0.224	0.240
0.165	0.110	0.133	0.699	(0.102)	0.189
0.183	0.179	0.249	0.954	0.122	0.429

(0.053)	(0.144)	(0.066)	(0.264)	(0.272)	(0.309)
—	(0.125)	(0.143)	—	—	—
(0.053)	(0.269)	(0.209)	(0.264)	(0.272)	(0.309)

$8.950	$8.820	$8.910	$8.870	$8.180	$8.330

2.08%	2.03%	2.82%	11.80%	1.47%	5.34%

$491,073	$500,237	$550,958	$327,809	$52,505	$19,847
1.67%	1.67%	1.68%	1.69%	1.69%	1.68%

1.67%	1.67%	1.68%	1.74%	1.82%	1.82%
0.42%	0.77%	1.29%	2.93%	2.70%	2.92%

0.42%	0.77%	1.29%	2.88%	2.57%	2.78%
144%	333%	411%	287%	351%	236%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
6/30/12[1]	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
(Unaudited)
$8.820	$8.920	$8.880	$8.180	$8.340	$8.220

0.041	0.114	0.161	0.298	0.265	0.281
0.164	0.100	0.133	0.710	(0.112)	0.189
0.205	0.214	0.294	1.008	0.153	0.470

(0.075)	(0.189)	(0.111)	(0.308)	(0.313)	(0.350)
—	(0.125)	(0.143)	—	—	—
(0.075)	(0.314)	(0.254)	(0.308)	(0.313)	(0.350)

$8.950	$8.820	$8.920	$8.880	$8.180	$8.340

2.34%	2.42%	3.34%	12.50%	1.86%	5.86%

$17,631	$16,796	$16,639	$6,331	$1,446	$517
1.17%	1.17%	1.18%	1.19%	1.19%	1.18%

1.27%	1.27%	1.28%	1.34%	1.42%	1.42%
0.92%	1.27%	1.79%	3.43%	3.20%	3.42%

0.82%	1.17%	1.69%	3.28%	2.97%	3.18%
144%	333%	411%	287%	351%	236%

Financial highlights
Delaware Limited-Term Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
6/30/12[1]	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
(Unaudited)
$8.820	$8.920	$8.870	$8.180	$8.340	$8.210

0.063	0.159	0.206	0.341	0.306	0.322
0.165	0.100	0.143	0.700	(0.111)	0.199
0.228	0.259	0.349	1.041	0.195	0.521

(0.098)	(0.234)	(0.156)	(0.351)	(0.355)	(0.391)
—	(0.125)	(0.143)	—	—	—
(0.098)	(0.359)	(0.299)	(0.351)	(0.355)	(0.391)

$8.950	$8.820	$8.920	$8.870	$8.180	$8.340

2.59%	2.94%	3.97%	12.93%	2.37%	6.52%

$707,187	$570,968	$390,769	$68,659	$7,420	$9,298
0.67%	0.67%	0.68%	0.69%	0.69%	0.68%

0.67%	0.67%	0.68%	0.74%	0.82%	0.82%
1.42%	1.77%	2.29%	3.93%	3.70%	3.92%

1.42%	1.77%	2.29%	3.88%	3.57%	3.78%
144%	333%	411%	287%	351%	236%

Notes to financial statements
Delaware Limited-Term Diversified Income Fund	June 30, 2012 (Unaudited)

Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Limited-Term Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 2.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 0.75% if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 2% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuation provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2012.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

1. Significant Accounting Policies (continued)

and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2012.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2012, the Fund earned $831 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC had voluntarily agreed to waive that portion, if any, of its management fees and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain other expenses) did not exceed 0.70% of the Fund’s average daily net assets through April 26, 2012. This expense waiver and reimbursement applied only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2012, the Fund was charged $58,389 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contractually agreed to limit the Class A and Class R shares’ 12b-1 fees through April 30, 2013 to no more than 0.15% and 0.50%, respectively, of the classes’ average daily net assets.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At June 30, 2012, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$940,487
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	56,565
Distribution fees payable to DDLP	569,265
Other expenses payable to DMC and affiliates	66,087

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended June 30, 2012, the Fund was charged $32,910 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended June 30, 2012, DDLP earned $35,704 for commissions on sales of the Fund’s Class A shares. For the year ended June 30, 2012, DDLP received gross CDSC commissions of $8, $246 and $10,973 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended June 30, 2012, the Fund made purchases of $2,035,732,581 and sales of $1,982,273,307 of investment securities other than U.S. government securities and short-term investments. For the six months ended June 30, 2012, the Fund made purchases of $1,421,450,133 and sales of $1,273,821,466 of long-term U.S. government securities.

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments was $2,674,559,432. At June 30, 2012, net unrealized appreciation was $17,301,700 of which $33,742,804 related to unrealized appreciation of investments and $16,441,104 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset- &
Mortgage-Backed
Securities	$14,618,464	$1,078,894,678	$15,737,900	$1,109,251,042
Corporate Debt	—	820,840,017	89,886	820,929,903
Foreign Debt	—	193,589,494	—	193,589,494
Municipal Bonds	—	21,989,877	—	21,989,877
Options Purchased	1,442,531	—	—	1,442,531
U.S. Treasury Obligations	—	223,566,272	—	223,566,272
Preferred Stock	—	7,535,655	—	7,535,655
Short-Term Investments	—	313,556,358	—	313,556,358
Total	$16,060,995	$2,659,972,351	$15,827,786	$2,691,861,132

Foreign Currency
Exchange Contracts	$—	$(145,780)	$—	$(145,780)
Swap Contracts	—	3,739,012	—	3,739,012

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2012 and the year ended December 31, 2011 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/12*	12/31/11
Ordinary income	$22,756,294	$66,369,279
Long-term capital gains	—	15,123,055
Total	$22,756,294	$81,492,334

*Tax information for the six months ended June 30, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$2,465,635,466
Undistributed ordinary income	21,413,649
Undistributed long-term capital gains	1,579,662
Distributions payable	(1,015,604)
Other temporary differences	(3,319,820)
Unrealized appreciation	21,865,192
Net assets	$2,506,158,545

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, mark-to-market of futures contracts, tax treatment of CDS contracts and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments and paydowns of asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$19,862,562
Accumulated net realized gain	(19,862,562)

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/12	12/31/11
Shares sold:
Class A	38,159,464	62,543,833
Class B	4,403	34,354
Class C	5,855,013	12,904,071
Class R	543,785	1,330,666
Institutional Class	32,540,252	48,027,122

Shares issued upon reinvestment of dividends and distributions:
Class A	1,266,018	4,412,404
Class B	668	4,860
Class C	291,055	1,485,861
Class R	16,842	57,208
Institutional Class	634,774	1,864,680
	79,312,274	132,665,059

Shares repurchased:
Class A	(32,589,255)	(66,317,551)
Class B	(45,135)	(184,453)
Class C	(7,999,486)	(19,456,065)
Class R	(495,263)	(1,349,166)
Institutional Class	(18,896,287)	(28,971,969)
	(60,025,426)	(116,279,204)
Net increase	19,286,848	16,385,855

For the six months ended June 30, 2012 and the year ended December 31, 2011, 14,238 Class B shares were converted to 14,242 Class A shares valued at $126,596 and 47,113 Class B shares were converted to 47,102 Class A shares valued at $419,714, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The

Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expires on November 13, 2012. The Fund had no amounts outstanding as of June 30, 2012, or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

8. Derivatives (continued)

of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at June 30, 2012.

Options Contracts — During the six months ended June 30, 2012, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the six months ended June 30, 2012.

Swap Contracts — The Fund enters into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2012, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2012, the net unrealized appreciation of CDS contracts was $3,739,012. The Fund had posted $290,000 in cash collateral for certain open derivatives. If a credit event had occurred for all swap transactions where collateral posting was required as of June 30, 2012, the Fund would have received EUR 53,150,000 and USD 40,246,000 less the value of the contracts’ related reference obligations. The Fund received $400,000 in cash collateral and $5,399,000 in securities collateral for open swap contracts.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair value of derivative instruments as of June 30, 2012 was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets		Net Assets
	Location	Fair Value	Location	Fair Value
Forward currency exchange contracts (Foreign currency
exchange contracts)	Liabilities net of receivables and other assets	$506,758	Liabilities net of receivables and other assets	$(652,538)

Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	4,304,886	Liabilities net of receivables and other assets	(565,874)
Total		$4,811,644		$(1,218,412)

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

8. Derivatives (continued)

The effect of derivative instruments on the statement of operations for the six months ended June 30, 2012 was as follows:

			Change in
			Unrealized
		Realized Gain	Appreciation
		(Loss) on	(Depreciation)
	Location of Gain (Loss) on	Derivatives	on Derivatives
	Derivatives Recognized in	Recognized in	Recognized in
	Income	Income	Income
Forward currency exchange contracts (Foreign currency
exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$7,740,052	$(145,780)
Interest rate contracts
(Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,226,106)	1,519,256
Credit contracts
(Swap contracts)	Net realized gain on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	4,960,689	3,556,513
Total		$11,474,635	$4,929,989

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2012.

	Asset Derivative	Liability Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	USD 13,858,640	USD 116,955,385
Futures contracts (average notional value)	4,330,891	44,904,451
Options contracts (average notional value)	680,467	—
Swap contracts (average notional value)	14,767,456	34,340,224
		EUR 66,566,120

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining initial collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

9. Securities Lending (continued)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the period ended June 30, 2012, the Fund had no securities out on loan.

10. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2012 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Limited-Term Diversified Income Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Limited-Term Government Funds (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Limited-Term Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® LIMITED-TERM GOVERNMENT FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 4, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 4, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 4, 2012